REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Balances (Details) - OLD PlayStudios, Inc. - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Contract receivables, included in Receivables	$ 16,616,000	$ 14,249,000
Contract assets	0	0
Deferred revenue	20,000,000
Virtual currency
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 0	$ 0	$ 0